UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     December 31, 2007

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   54
Form 13F Information Table Value Total (Thousands):   $142,429

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet, Inc.              COM              004764106      134    10653 SH       SOLE                    10653
Alliance Data Systems Corporat COM              018581108     3341    44547 SH       SOLE                    17564             26983
Altus Pharmaceuticals, Inc.    COM              02216N105       85    16370 SH       SOLE                    14145              2225
Amdocs Ltd.                    COM              G02602103     2391    69356 SH       SOLE                    66500              2856
AmeriSafe Inc.                 COM              03071H100      236    15230 SH       SOLE                    15230
Arch Capital Group Ltd.        COM              G0450A105     3576    50833 SH       SOLE                    37333             13500
Aruba Networks Inc.            COM              043176106     3258   218479 SH       SOLE                   142001             76478
Atheros Communications, Inc.   COM              04743P108      452    14812 SH       SOLE                    12433              2379
Atmel Corp.                    COM              049513104       60    14000 SH       SOLE                                      14000
Cavium Networks, Inc.          COM              14965A101     3699   160690 SH       SOLE                    75404             85286
Cbeyond, Inc.                  COM              149847105     1235    31672 SH       SOLE                      900             30772
Centennial Communication Corp. COM              15133V208     4667   502323 SH       SOLE                   192829            309494
Cisco Systems                  COM              17275R102     1298    47949 SH       SOLE                    32652             15297
Citigroup Inc.                 COM              172967101     2467    83799 SH       SOLE                    32055             51744
Citrix Systems, Inc.           COM              177376100     1954    51408 SH       SOLE                    41192             10216
CommVault Systems, Inc.        COM              204166102     1887    89078 SH       SOLE                    84078              5000
Du Pont                        COM              263534109      280     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103    21235   639799 SH       SOLE                   624600             15199
EHealth, Inc.                  COM              28238P109     3301   102805 SH       SOLE                    50212             52593
Ecotality,Inc.                 COM              27922Y103     1086  5869565 SH       SOLE                  5869565
Google, Inc. - Cl A            COM              38259P508    24799    35834 SH       SOLE                    31767              4067
Greenfield Online              COM              395150105     1046    71611 SH       SOLE                    71611
Hansen Medical Inc.            COM              411307101      251     8398 SH       SOLE                     7051              1347
HealthSpring, Inc.             COM              42224N101      646    33890 SH       SOLE                     5087             28803
HewlettPackard                 COM              428236103      653    12929 SH       SOLE                                      12929
Hittite Microwave Corporation  COM              43365Y104      885    18531 SH       SOLE                     5071             13460
Ikanos Communications, Inc.    COM              45173E105      598   111131 SH       SOLE                   111131
Infinera Corporation           COM              45667G103      924    62249 SH       SOLE                    35609             26640
Internap Network Services Corp COM              45885A300      280    33671 SH       SOLE                    15963             17708
Keryx Biopharmaceuticals, Inc. COM              492515101      867   103200 SH       SOLE                                     103200
Linear Technology Corp.        COM              535678106     1604    50400 SH       SOLE                    21400             29000
Mellanox Technologies Ltd.     COM              M51363113     2281   125205 SH       SOLE                   105275             19930
Merck & Co.                    COM              589331107     1344    23125 SH       SOLE                                      23125
MetroPCS Communications        COM              591708102    25179  1294528 SH       SOLE                   846625            447903
Microchip Technology, Inc.     COM              595017104      251     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      392    11000 SH       SOLE                                      11000
Neustar, Inc. Class A          COM              64126X201      723    25200 SH       SOLE                     1000             24200
Northstar Neuroscience, Inc.   COM              66704V101      478    51449 SH       SOLE                    51449
Packaging Corporation of Ameri COM              695156109      233     8276 SH       SOLE                     6290              1986
Pharmion Corporation           COM              71715B409     1086    17269 SH       SOLE                    14765              2504
Positron Corp.                 COM              737397125       33   489642 SH       SOLE                                     489642
Riverbed Technology, Inc.      COM              768573107     1421    53128 SH       SOLE                    45972              7156
SAVVIS, Inc.                   COM              805423308     4605   164979 SH       SOLE                    52490            112489
Salesforce.com, Inc.           COM              79466L302     1965    31351 SH       SOLE                    27100              4251
Seagate Technology             COM              G7945J104      777    30456 SH       SOLE                    30456
Shutterfly, Inc.               COM              82568P304     1788    69776 SH       SOLE                    38216             31560
Sirtris Pharmaceuticals, Inc.  COM              82968A105      367    26811 SH       SOLE                    13263             13548
Skyepharma Plc.                COM              830808101      426   175876 SH       SOLE                                     175876
Somaxon Pharmaceuticals, Inc.  COM              834453102      129    24707 SH       SOLE                    24707
Spreadtrum Communications, Inc COM              849415203      174    14165 SH       SOLE                     3281             10884
SuperGen, Inc.                 COM              868059106      182    50009 SH       SOLE                                      50009
TransDigm Group Inc.           COM              893641100     6904   152838 SH       SOLE                    35000            117838
Volcano Corporation            COM              928645100      215    17210 SH       SOLE                    10753              6457
YaHoo!, Inc.                   COM              984332106     2301    98920 SH       SOLE                    92920              6000
